Leases - Undiscounted cash flows of sales-type leases (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Years ending December 31:
2025 (remainder)	$ 77
2026	102	$ 102
2027	102	102
2028	102	102
2029	102	102
2030		102
Thereafter		163
2030 and thereafter	163
Total minimum lease payments	648	673
Less: unearned interest	(202)	(190)
Net investment in sales-type leases	446	483
Net investment in sales-type leases during the period	$ 400	$ 500	$ 500